OTHER EXPENSE, NET	12 Months Ended
Dec. 31, 2019
Other Income and Expenses [Abstract]
OTHER EXPENSE, NET
NOTE 14:	OTHER EXPENSE, NET

	Year ended December 31,
	2019	2018
	$	$
Doubtful debt provision	1,920	2,406
Change in liability for future earn-out	(202)	(247)
Other	(83)	112
Total other expense, net	1,635	2,271

Bad debt

The following is a summary of the accounts receivables allowance for doubtful accounts for the years ended December 31:

	Year ended December 31,
	2019	2018
	$	$
Balance at beginning of period	4,747	2,341
Provision during the period	1,920	2,406
Balance at end of period	6,667	4,747